Summary of Significant Accounting Policies (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Beginning	$ 0
Warrants issued in connection with the April 2024 Private Placement	1,358,374
Change in fair value	3,767,626
Reclassification of warrant liability to equity upon exercise of warrants	(3,126,000)	$ 0	$ 0
Ending balance	$ 2,000,000	$ 0